CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 255,287	$ 629,428	$ 503,568
Cost of revenues
Cost of revenues	101,795	269,496	228,490
Gross profit	153,492	359,932	275,078
Operating expenses:
Fulfillment	18,932	34,916	30,617
Selling and marketing	111,919	302,694	222,629
General and administrative	25,735	34,078	36,295
Other operating income	(876)	(1,361)	(223)
Total operating expenses	155,710	370,327	289,318
Loss from operations	(2,218)	(10,395)	(14,240)
Interest income	90	350	57
Interest expense		(4)	(5)
Other income / (expense), net	(400)	499	982
Impairment loss on investment	0	0	(56,083)
Total other income / (loss)	(310)	845	(55,049)
Loss before income taxes	(2,528)	(9,550)	(69,289)
Income tax benefit / (expense)	39	(40)	12,707
Net loss	(2,489)	(9,590)	(56,582)
Net loss attributable to LightInTheBox Holding Co., Ltd.	$ (2,489)	$ (9,590)	$ (56,582)
Net loss per ordinary share - basic	$ (0.01)	$ (0.04)	$ (0.25)
Net loss per ordinary share - diluted	$ (0.01)	$ (0.04)	$ (0.25)
Product sales
Revenues
Revenues	$ 243,700	$ 617,240	$ 491,949
Cost of revenues
Cost of revenues	98,926	265,964	223,383
Services and others
Revenues
Revenues	11,587	12,188	11,619
Cost of revenues
Cost of revenues	$ 2,869	$ 3,532	$ 5,107